SCHEDULE OF CHANGES IN LEASE LIABILITY (Details) (Parenthetical) - 1 months ended Apr. 30, 2025	USD ($)	GBP (£)
Notes and other explanatory information [abstract]
Rent expenses	$ 5,105	£ 3,782